Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stock, Basic			$ (8,033,477)	$ (9,006,585)	$ (15,468,502)	$ (9,981,629)
Net loss attributable to common stock, Diluted			$ (8,033,477)	$ (9,006,585)	$ (15,468,502)	$ (9,981,629)
Denominator:
Weighted average shares outstanding, Basic			8,164,050	8,038,527	8,150,270	7,557,173
Weighted average shares outstanding, Diluted			8,164,050	8,038,527	8,150,270	7,557,173
Net income (loss) per share, Basic			$ (0.98)	$ (1.12)	$ (1.9)	$ (1.32)
Net income (loss) per share, Diluted			$ (0.98)	$ (1.12)	$ (1.9)	$ (1.32)
7GC Co Holdings INC [Member] | Common Class A [Member]
Numerator:
Allocation of net (loss) income	$ (166,056)	$ 800,767	$ (870,633)	$ 8,417,320	$ 7,544,075	$ 9,301,767
Denominator:
Weighted average shares outstanding, Basic	3,329,638	23,000,000	4,455,999	23,000,000	22,901,791	23,000,000
Weighted average shares outstanding, Diluted	3,329,638	23,000,000	4,455,999	23,000,000	22,901,791	23,000,000
Net income (loss) per share, Basic	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4
7GC Co Holdings INC [Member] | Common Class B [Member]
Numerator:
Allocation of net (loss) income	$ (286,764)	$ 200,192	$ (1,123,460)	$ 2,104,330	$ 1,894,106	$ 2,325,442
Denominator:
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,780,000	5,750,000	5,750,000
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,750,000	5,780,000	5,750,000	5,750,000
Net income (loss) per share, Basic	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.05)	$ 0.03	$ (0.2)	$ 0.37	$ 0.33	$ 0.4